Right-of-use assets and Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	$ 37,164	$ 0
Initial recognition of IFRS 16		45,115
Additions	1,903
Depreciation expenses	(8,431)	(7,951)
Other increases / decreases	(612)
Total changes	(7,140)	(7,951)
Closing balance	30,024	37,164
Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		45,115
Closing balance
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Land [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	25,742	0
Initial recognition of IFRS 16		29,289
Additions	1,782
Depreciation expenses	(3,535)	(3,547)
Other increases / decreases	(612)
Total changes	(2,365)	(3,547)
Closing balance	23,377	25,742
Buildings [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		29,289
Closing balance
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Other property, plant and equipment [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Transport equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	3,356	0
Initial recognition of IFRS 16		3,893
Additions	0
Depreciation expenses	(877)	(537)
Other increases / decreases	0
Total changes	(877)	(537)
Closing balance	2,479	3,356
Transport equipment [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		3,893
Closing balance
Supplies and accessories [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Supplies and accessories [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Office Equipment [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Network and communication equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Network and communication equipment [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Mining assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Mining assets [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Computer equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Computer equipment [member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Energy generating assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Energy generating assets [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Construction in Progress [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Initial recognition of IFRS 16		0
Additions	0
Depreciation expenses	0	0
Other increases / decreases	0
Total changes	0	0
Closing balance	0	0
Construction in Progress [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		0
Closing balance
Machinery, plant and equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	8,066	0
Initial recognition of IFRS 16		11,933
Additions	121
Depreciation expenses	(4,019)	(3,867)
Other increases / decreases	0
Total changes	(3,898)	(3,867)
Closing balance	$ 4,168	8,066
Machinery, plant and equipment [Member] | Previously stated [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance		$ 11,933
Closing balance